Commitments and Contigencies	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Accounting Policies [Abstract]
Commitments and Contingencies

The Company leases office space on a verbal month-to-month agreement. Monthly rent is about $2,800.

On July 8, 2016, the Company engaged a foreign based company to evaluate the safety and efficacy of RP-323 over a 27 month period. The contract stipulates a commitment of $193,255 with additional fees for pass-through expenses.

The inventor of the intellectual property which was assigned to Rich Pharmaceuticals, Inc. in July 2013 by Imagic, LLC and Richard L. Chang’s Holdings, LLC is presently in declaratory relief litigation with Biosuccess Biotech, Co. LTD. (“Biosuccess”), a company who was previously assigned licensing rights in the intellectual property. In connection with this litigation, on January 17, 2014, the Company received notice of a complaint filed by Biosuccess against the Company, Imagic, LLC, Richard L. Chang’s Holdings, LLC, and Ben Chang (our CEO and a director) in the United States District Court, Central District of California Western Division (the “District Court”). The Complaint includes allegations of patent and copyright infringement, misappropriation of trade secrets, breach of fiduciary duty, unfair competition and other causes of actions against the Company, Imagic, LLC, Richard L. Chang’s Holdings, LLC, and Ben Chang (the “Litigation”). The Complaint seeks relief which includes compensatory damages, attorneys’ fees and costs, an award of treble damages, and such other relief as the court may deem just and proper. As previously disclosed on January 4, 2016, the Litigation has been settled through a confidential mediation process supervised by the Federal Court and the Litigation has been dismissed with prejudice by the Federal Court. The Company incurred substantial fees in defending the litigation.

On April 1, 2017, the Company entered into a tentative agreement with CannCodex to issue 78,000,000 common shares of stock in exchange for data base assets of CannCodex. However, this agreement was not finalized and subsequently the Company is not responsible for issuance of the stock. Unrelated to this agreement, the Company has issued short-term loans to CannCodex totaling $15,300 as of September 30, 2017.

The Company leases office space on a verbal month-to-month agreement. Monthly rent is approximately $2,800.

On July 8, 2016, the Company engaged a foreign based company to evaluate the safety and efficacy of RP-323 over a 27 month period. The contract stipulates a commitment of $193,255 with additional fees for pass-through expenses.

The inventor of the intellectual property which was assigned to Rich Pharmaceuticals, Inc. in July 2013 by Imagic, LLC and Richard L. Chang’s Holdings, LLC is presently in declaratory relief litigation with Biosuccess Biotech, Co. LTD. (“Biosuccess”), a company who was previously assigned licensing rights in the intellectual property. In connection with this litigation, on January 17, 2014, the Company received notice of a complaint filed by Biosuccess against the Company, Imagic, LLC, Richard L. Chang’s Holdings, LLC, and Ben Chang (our CEO and a director) in the United States District Court, Central District of California Western Division (the “District Court”). The Complaint includes allegations of patent and copyright infringement, misappropriation of trade secrets, breach of fiduciary duty, unfair competition and other causes of actions against the Company, Imagic, LLC, Richard L. Chang’s Holdings, LLC, and Ben Chang (the “Litigation”). The Complaint seeks relief which includes compensatory damages, attorneys’ fees and costs, an award of treble damages, and such other relief as the court may deem just and proper. As previously disclosed on January 4, 2016, the Litigation has been settled through a confidential mediation process supervised by the Federal Court and the Litigation has been dismissed with prejudice by the Federal Court. The Company incurred substantial fees in defending the litigation.